Related parties (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Details of Balances [Abstract]
Credit receivables (current)		$ 3,695		$ 19,387
Credit receivables (non-current)		17,006		15,768
Total receivables from related parties		20,701		35,155
Credit payables (current)		8,053		9,494
Credit payables (non-current)		0		5
Total payables to related parties		8,053		9,499
Transactions with Related Party [Abstract]
Financial income		3,367	$ 1,848
Financial expenses		(244,305)	(277,000)
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Proceeds from related party related to current credit receivables	$ 8,200
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Dividend receivable				6,300
Algonquin [Member]
Details of Balances [Abstract]
Credit payables (current)		2,300		6,100
Algerian Energy Company, SPA [Member]
Details of Balances [Abstract]
Credit payables (current)		5,100		0
Sacyr Agua S.L. [Member]
Details of Balances [Abstract]
Credit payables (current)		5,100		$ 0
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income		996	1,547
Financial expenses		$ (143)	$ (89)